Segmented Information - Operating Segments Earnings and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Oil sales	$ 181,765	$ 271,352
Natural gas sales	2,815	2,705
Natural gas liquids sales	4,191	4,872
Less: royalties	(74,096)	(138,833)
Petroleum and natural gas sales, net of royalties	114,675	140,096
Finance revenue	106	471
Other revenue	641	0
Revenue	115,422	140,567
Segmented expenses
Production and operating	64,462	50,626
Selling costs	2,111	1,287
General and administrative	11,990	16,611
Foreign exchange gain	24	(147)
Finance costs	2,520	4,256
Depletion, depreciation and amortization	31,049	34,948
Asset retirement obligation accretion	259	215
(Gain) loss on financial instruments	(6,621)	2,845
Impairment loss	73,495	7,937
Gain on disposition of assets	0	(114)
Income tax expense	13,530	26,098
NET LOSS	(77,397)	(3,995)
Capital expenditures	7,498	36,932
Exploration and development [member]
Segmented expenses
Capital expenditures	7,323	36,764
Corporate expenditures [member]
Segmented expenses
Capital expenditures	175	168
Operating segments [member] | Egypt [member]
Revenue
Oil sales	173,086	256,193
Natural gas sales	0	0
Natural gas liquids sales	0	0
Less: royalties	(71,741)	(136,616)
Petroleum and natural gas sales, net of royalties	101,345	119,577
Finance revenue	16	45
Other revenue	0	0
Revenue	101,361	119,622
Segmented expenses
Production and operating	58,305	43,252
Selling costs	2,111	1,287
General and administrative	4,781	6,491
Foreign exchange gain	0	0
Finance costs	2,159	3,767
Depletion, depreciation and amortization	22,927	26,345
Asset retirement obligation accretion	0	0
(Gain) loss on financial instruments	(6,621)	2,845
Impairment loss	69,434	7,937
Gain on disposition of assets	0	0
Income tax expense	13,530	26,098
NET LOSS	(65,265)	1,600
Capital expenditures	5,256	27,239
Operating segments [member] | Egypt [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	5,256	27,239
Operating segments [member] | Egypt [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	0	0
Operating segments [member] | Canada [member]
Revenue
Oil sales	8,679	15,159
Natural gas sales	2,815	2,705
Natural gas liquids sales	4,191	4,872
Less: royalties	(2,355)	(2,217)
Petroleum and natural gas sales, net of royalties	13,330	20,519
Finance revenue	0	0
Other revenue	0	0
Revenue	13,330	20,519
Segmented expenses
Production and operating	6,157	7,374
Selling costs	0	0
General and administrative	920	901
Foreign exchange gain	0	0
Finance costs	343	456
Depletion, depreciation and amortization	7,320	7,790
Asset retirement obligation accretion	259	215
(Gain) loss on financial instruments	0	0
Impairment loss	4,061	0
Gain on disposition of assets	0	(114)
Income tax expense	0	0
NET LOSS	(5,730)	3,897
Capital expenditures	2,067	9,525
Operating segments [member] | Canada [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	2,067	9,525
Operating segments [member] | Canada [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	0	0
Non-segment [member]
Revenue
Oil sales	0	0
Natural gas sales	0	0
Natural gas liquids sales	0	0
Less: royalties	0	0
Petroleum and natural gas sales, net of royalties	0	0
Finance revenue	90	426
Other revenue	641	0
Revenue	731	426
Segmented expenses
Production and operating	0	0
Selling costs	0	0
General and administrative	6,289	9,219
Foreign exchange gain	24	(147)
Finance costs	18	33
Depletion, depreciation and amortization	802	813
Asset retirement obligation accretion	0	0
(Gain) loss on financial instruments	0	0
Impairment loss	0	0
Gain on disposition of assets	0	0
Income tax expense	0	0
NET LOSS	(6,402)	(9,492)
Capital expenditures	175	168
Non-segment [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	0	0
Non-segment [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	$ 175	$ 168